ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	At December 31,
	2011	2012
Accrued wages and bonuses	$2,734	$2,862
Accrued legal and professional fees	363	278
Payables for acquisition of properly, plant and equipment	1,702	898
Payables for acquisition of intangible assets	2,353	2,183
Royalty fees payable	389	912
Accrued consulting fees	250	188
Share repurchase fee payable	41	41
Payables for insurance premium	8	33
Accrued share option management fee	10	34
Customer advance	51	88
Others	704	894
	$8,605	$8,411

11	OTHER LIABILITIES